Presentation of the Financial Statements - Summary of Amount of Adjustment for Each Financial Statement Line Item Affected by Application of IFRS 9 and IFRS 15 (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of adjustment for each financial statement line item affected by application IFRS 9 and IFRS 15 [line items]
Trade and other receivables	£ 6,423	£ 5,985	£ 6,000
Liquid investments	84	79	78
Other payables - returns and rebates		(3,492)
Other payables - deferred income		(213)
Deferred tax assets	2,731	3,797	2,400	£ 2,440
Total effect on net assets	3,672	3,474	3,489
Fair value reserve	2,061	41	2,047	2,220	£ 2,340
Retained earnings	(2,137)	(6,204)	(6,477)
Total effect on equity	£ 3,672	3,474	3,489	£ 4,963	£ 8,878
Previously stated [member]
Disclosure of adjustment for each financial statement line item affected by application IFRS 9 and IFRS 15 [line items]
Trade and other receivables		6,000
Liquid investments		78
Other payables - returns and rebates		(3,463)
Other payables - deferred income		(240)
Deferred tax assets		3,796
Total effect on net assets		3,489
Fair value reserve		329
Retained earnings		(6,477)
Total effect on equity		3,489	3,489
IFRS 9 adjustments [member]
Disclosure of adjustment for each financial statement line item affected by application IFRS 9 and IFRS 15 [line items]
Trade and other receivables		(15)
Liquid investments		1
Other payables - returns and rebates		0
Other payables - deferred income		0
Deferred tax assets		3
Total effect on net assets		(11)
Fair value reserve		(288)
Retained earnings		277
Total effect on equity		(11)	(11)
IFRS 15 adjustments [member]
Disclosure of adjustment for each financial statement line item affected by application IFRS 9 and IFRS 15 [line items]
Trade and other receivables		0
Liquid investments		0
Other payables - returns and rebates		(29)
Other payables - deferred income		27
Deferred tax assets		(2)
Total effect on net assets		(4)
Fair value reserve		0
Retained earnings		(4)
Total effect on equity		£ (4)	£ (4)